Finance Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Interest income
Interest income from financial assets measured at amortized cost	¥ 6,171
Interest income from financial assets measured at fair value through P&L	448
Total interest income	6,619	¥ 3,282	¥ 2,019
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period	1,353
Dividend income from financial assets measured at fair value through OCI and held at end of the period	1,116
Dividend income from financial assets measured at fair value through P&L	145
Total dividend income	2,614	3,165	3,236
Gain on sales of available-for-sale financial assets	0	30,430	3,638
Gain on foreign currency exchange, net	7,007	0	1,897
Other	603	2,666	1,484
Total	16,843	39,543	12,274
Finance Expenses:
Interest expense	48,158	10,036	7,560
Change in fair value of contingent consideration liabilities (Note 21)	3,743	2,261	3,693
Impairment of available-for-sale financial assets	0	6,657	3,659
Loss on derivative financial assets	11,365	0	5,428
Loss on foreign currency exchange, net	0	10,279	0
Financing fees for bridge loan for acquisition of Shire	16,102	0	0
Other	3,921	2,695	2,909
Total	¥ 83,289	¥ 31,928	¥ 23,249